PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	December 31,
	2016	2017

Cost:
Computers and peripheral equipment	$18,503	$31,435
Office furniture, equipment and other	4,309	5,858
Buildings and leasehold improvements	6,051	6,702

	28,863	43,995
Accumulated depreciation:
Computers and peripheral equipment	14,737	27,011
Office furniture, equipment and other	2,682	4,017
Buildings and leasehold improvements	1,637	2,272

	19,056	33,300

Depreciated cost	$9,807	$10,695